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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                     Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Europe Select Equity Fund
           Schedule of Investments  5/31/2008 (unaudited)

Shares                                                              Value

           Preferred Stocks - 1.6 %
           Automobiles & Components - 1.6 %
           Automobile Manufacturers - 1.6 %
16,775     Porsche AG                                            $3,126,722
           Total Automobiles & Components                        $3,126,720
           Total Preferred Stocks
           (Cost  $4,842,225)                                    $3,126,720
           Common Stock - 93.5 %
           Energy - 7.8 %
           Integrated Oil & Gas - 6.2 %
766,401    BP Amoco Plc                                          $9,251,212
60,418     Royal Dutch Shell Plc                                  2,579,455
                                                                 $11,830,667
           Oil & Gas Equipment And Services - 1.6 %
31,681     Technip                                               $2,970,184
           Total Energy                                          $14,800,851
           Materials - 9.9 %
           Construction Materials - 3.3 %
167,056    CRH Plc                                               $6,158,864
           Diversified Metals & Mining - 4.9 %
65,290     Anglo American plc                                    $4,420,535
41,238     Rio Tinto Plc                                          4,944,734
                                                                 $9,365,269
           Fertilizers & Agricultural Chemicals - 1.7 %
43,345     Yara International ASA                                $3,274,804
           Total Materials                                       $18,798,937
           Capital Goods - 5.0 %
           Aerospace & Defense - 1.2 %
35,347     Thales SA                                             $2,210,370
           Industrial Conglomerates - 2.5 %
42,688     Siemens                                               $4,842,088
           Trading Companies & Distributors - 1.3 %
234,821    Wolseley                                              $2,557,615
           Total Capital Goods                                   $9,610,073
           Transportation - 3.4 %
           Air Freight & Couriers - 3.4 %
162,770    TNT NV                                                $6,547,176
           Total Transportation                                  $6,547,176
           Automobiles & Components - 5.0 %
           Automobile Manufacturers - 2.4 %
61,190     Daimlerchrysler Ag                                    $4,653,339
           Tires & Rubber - 2.5 %
53,343     Compagnie Generale des Etablissements Michelin        $4,771,191
           Total Automobiles & Components                        $9,424,530
           Consumer Durables & Apparel - 1.6 %
           Homebuilding - 1.6 %
327,113    Persimmon Plc.                                        $3,134,109
           Total Consumer Durables & Apparel                     $3,134,109
           Consumer Services - 2.3 %
           Casinos & Gaming - 2.3 %
112,339    Opap SA                                               $4,401,120
           Total Consumer Services                               $4,401,120
           Media - 6.3 %
           Broadcasting & Cable TV - 3.5 %
310,314    British Sky Broadcasting plc                          $3,336,927
108,926    Eutelsat Communications                                3,270,226
                                                                 $6,607,153
           Publishing - 2.8 %
284,537    Elsevier NV                                           $5,300,991
           Total Media                                           $11,908,144
           Food & Drug Retailing - 2.4 %
           Food Retail - 2.4 %
547,626    Tesco Plc                                             $4,502,874
           Total Food & Drug Retailing                           $4,502,874
           Food Beverage & Tobacco - 3.3 %
           Tobacco - 3.3 %
168,414    British American Tobacco Plc                          $6,296,865
           Total Food Beverage & Tobacco                         $6,296,865
           Health Care Equipment & Services - 2.9 %
           Health Care Services - 2.9 %
99,368     Fresenius Medical Care AG                             $5,534,901
           Total Health Care Equipment & Services                $5,534,901
           Pharmaceuticals & Biotechnology - 5.5 %
           Pharmaceuticals - 5.5 %
160,030    Bristol-Myers Squibb Co.                              $3,647,084
39,944     Roche Holdings AG                                      6,883,818
                                                                 $10,530,902
           Total Pharmaceuticals & Biotechnology                 $10,530,902
           Banks - 14.5 %
           Diversified Banks - 14.5 %
74,071     BNP Paribas SA *                                      $7,671,063
90,882     Danske Bank                                            3,114,861
214,413    Dexia                                                  5,049,790
366,393    Dnb Nor Asa *                                          5,250,993
630,288    Royal Bank of Scotland Group Plc                       2,868,309
34,744     Societe Generale *                                     3,610,211
                                                                 $27,565,227
           Total Banks                                           $27,565,227
           Diversified Financials - 5.9 %
           Diversified Capital Markets - 5.8 %
154,562    CS Group                                              $7,870,672
136,276    UBS AG *                                               3,288,663
                                                                 $11,159,335
           Total Diversified Financials                          $11,159,335
           Semiconductors - 3.1 %
           Semiconductor Equipment - 3.1 %
195,628    ASM Lithography Holding NV *                          $5,873,508
           Total Semiconductors                                  $5,873,508
           Telecommunication Services - 9.1 %
           Integrated Telecom Services - 5.1 %
133,328    Hellenic Telekom Organization *                       $3,752,085
205,561    Telefonica SA                                          5,906,367
                                                                 $9,658,452
           Wireless Telecommunication Services - 4.0 %
2,391,452  Vodafone Group Plc                                    $7,680,776
           Total Telecommunication Services                      $17,339,228
           Utilities - 5.5 %
           Multi-Utilities - 5.5 %
712,950    National Grid Plc                                     $10,532,758
           Total Utilities                                       $10,532,758
           Total Common Stock
           (Cost  $179,170,016)                                  $177,960,538
           Rights/Warrants - 0.1 %
           Energy - 0.0 %
           Integrated Oil & Gas - 0.0 %
60,418     Royal Dutch Shell Rights Exp. 6/11/08 *               $       -
           Total Energy                                          $       -
           Diversified Financials - 0.1 %
           Diversified Capital Markets - 0.0 %
136,276    UBS AG Exp. 6/12/08 *                                 $  181,666
           Total Diversified Financials                          $  181,666
           (Cost  $279,663)
           TOTAL INVESTMENT IN SECURITIES                        $181,268,926
           (Cost  $184,298,904)(a)
           OTHER ASSETS AND LIABILITIES                          $9,087,362
           TOTAL NET ASSETS                                      $190,356,288


(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $184,511,976 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $13,293,527

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (10,476,621)

           Net unrealized gain                                   $2,816,906

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of May
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                  in Securities
Level 1 - Quoted Prices                                              3,828,750
Level 2 - Other Significant Observable Inputs                      177,440,176
Level 3 - Significant Unobservable Inputs                                 -
Total                                                              181,268,926



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.